SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		16 Months Ended	22 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Stockholders' Equity Attributable to Noncontrolling Interest						$ (1,164)
Cash, FDIC Insured Amount	250,000		250,000		250,000		250,000	250,000
Prepaid Expense, Current	220,616		220,616		502,837	463,737	502,837	220,616
Prepaid expenses - long-term portion						37,759
Exploration Expense, Mining	299,603	1,770,062	715,075	3,059,961	5,221,001	2,298,090	7,021,023	7,736,098
Advertising expense					$ 0	$ 441,064